Long-term assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2018

	Goodwill	Licenses	Customer lists	IRUs	Trademarks	Other(i)	Total
	(US$ millions)
Opening balance, net	599	324	33	105	10	194	1,265
Change in scope (ii)	512	—	370	—	280	23	1,185
Additions	—	66	—	2	—	91	158
Amortization charge	—	(48)	(11)	(14)	(8)	(65)	(144)
Impairment	(6)	—	—	—	—	—	(6)
Disposals, net	—	—	—	—	—	—	—
Transfers	—	—	—	—	—	(16)	(16)
Transfers to/from assets held for sale (see note E.3.)	—	(12)	—	—	—	—	(12)
Exchange rate movements	(28)	(12)	(1)	(5)	—	(9)	(55)
Closing balance, net	1,077	318	391	89	282	218	2,374
Cost or valuation	1,077	646	581	176	325	646	3,451
Accumulated amortization and impairment	—	(328)	(190)	(87)	(43)	(428)	(1,077)
Net	1,077	318	391	89	282	218	2,374

Movements in intangible assets in 2017

	Goodwill	Licenses	Customer lists	IRUs	Trademarks	Other(i)	Total
	(US$ millions)
Opening balance, net	615	380	32	114	18	200	1,359
Change in scope (ii)	3	—	15	—	—	1	20
Additions	—	40	—	(2)	—	92	130
Amortization charge	—	(49)	(15)	(14)	(8)	(67)	(153)
Impairment	(7)	(8)	—	—	—	—	(15)
Disposals, net	—	—	—	—	—	(1)	(1)
Transfers	(2)	3	—	8	—	(28)	(19)
Transfers to/from assets held for sale (see note E.3.)	(8)	(50)	(1)	—	—	(5)	(64)
Exchange rate movements	(1)	7	1	—	—	2	9
Closing balance, net	599	324	33	105	10	194	1,265
Cost or valuation	599	650	225	181	49	584	2,288
Accumulated amortization and impairment	—	(327)	(192)	(76)	(39)	(389)	(1,022)
Net	599	324	33	105	10	194	1,265

(i)    Other includes mainly software costs
(ii)    See note A.1.2.

Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2018	2017
	(US$ millions)
Additions	158	130
Change in accruals and payables for intangibles	(10)	3
Cash used for additions	148	133
Cash used for property, plant and equipment additions

	2018	2017	2016
	(US$ millions)
Additions	698	824	683
Change in advances to suppliers	2	(8)	(16)
Change in accruals and payables for property, plant and equipment	(25)	26	51
Finance leases	(43)	(192)	1
Cash used for additions	632	650	719

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs), net of exchange rate movements and after impairment

	2018	2017
	(US$ millions)
Panama (see note A.1.2.)	512	—
El Salvador	194	194
Costa Rica	116	123
Paraguay	54	57
Colombia	183	199
Tanzania (Zantel) (see note E.1.6.)	4	10
Other	15	16
Total	1,077	599
Discount rates used in determining recoverable amount

	Discount rate after tax (%)
	2018	2017
Bolivia	10.2	11.2
Chad	14.8	15.8
Colombia	8.9	9.9
Costa Rica	10.2	11.9
El Salvador	11.7	13.2
Paraguay	9.8	10.2
Rwanda (See note A.1.3.)	n/a	14.7
Tanzania	14.4	14.6

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	40 years or lease period, if shorter
Networks (including civil works)	5 to 15 years or lease period, if shorter
Other	2 to 7 years
Movements in tangible assets in 2018

	Network equipment(ii)	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,399	147	206	128	2,880
Change in scope (see note A.1.2.)	276	46	32	—	354
Additions	63	1	626	7	698
Impairments/reversal of impairment,net	1	—	—	—	1
Disposals, net	(24)	(2)	(2)	—	(29)
Depreciation charge	(631)	(11)	—	(43)	(685)
Asset retirement obligations	14	1	—	—	15
Transfers	551	9	(568)	14	6
Transfers from/(to) assets held for sale (see note E.3.)	(45)	(3)	(2)	(2)	(52)
Exchange rate movements	(124)	(8)	(8)	(7)	(147)
Closing balance, net	2,480	181	284	97	3,041
Cost or valuation	6,802	252	284	409	7,747
Accumulated amortization and impairment	(4,322)	(71)	—	(312)	(4,706)
Net at December 31, 2018	2,480	181	284	97	3,041

Movements in tangible assets in 2017

	Network equipment(ii)	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,525	147	250	135	3,057
Change in scope	2	1	—	—	3
Additions	201	—	616	7	824
Impairments/reversal of impairment,net	(6)	—	1	(2)	(8)
Disposals, net	(115)	—	3	(1)	(114)
Depreciation charge	(663)	(9)	—	(53)	(725)
Asset retirement obligations	18	2	—	—	20
Transfers	613	7	(650)	48	19
Transfers from/(to) assets held for sale (see note E.3.)	(184)	(3)	(16)	(8)	(211)
Exchange rate movements	9	2	3	1	15
Closing balance, net	2,399	147	206	128	2,880
Cost or valuation	6,164	191	206	477	7,038
Accumulated amortization and impairment	(3,764)	(44)	—	(349)	(4,158)
Net at December 31, 2017	2,399	147	206	128	2,880

(i)	Other mainly includes office equipment and motor vehicles.

(ii)	The net carrying amount of network equipment under finance leases at December 31, 2018, was $307 million (2017: $329 million).

Schedule of assets and liabilities reclassified as held for sale
The following table summarizes the nature of the assets and liabilities reported under assets held for sale and liabilities directly associated with assets held for sale as at December 31, 2018 and 2017:

	As at December 31,
	2018	2017
	(US$ millions)
Assets and liabilities reclassified as held for sale
Senegal operations	—	223
Towers Paraguay (see note C.3.4.)	2	7
Towers Colombia (see note C.3.4.)	—	1
Towers El Salvador (see note C.3.4.)	1	—
Other	—	2
Total assets of held for sale	3	233
Senegal operations	—	77
Towers Paraguay	—	2
Total liabilities directly associated with assets held for sale	—	79
Net assets held for sale / book value	3	154
The assets and liabilities deconsolidated as a result of the Ghana merger were as follows:
Assets and liabilities reclassified as held for sale – Ghana

October 12, 2017
(US$ millions)
Intangible assets, net	12
Property, plant and equipment, net	77
Current assets	29
Cash and cash equivalents	8
Total assets of disposal group held for sale	126
Non-current financial liabilities	51
Current liabilities	50
Total liabilities of disposal group held for sale	102
Net assets / book value	24

Schedule of assets and liabilities disposed of
Assets and liabilities disposed of in respect of our operations in Rwanda

January 31, 2018
(US$ millions)
Intangible assets, net	12
Property, plant and equipment, net	53
Other non-current assets	4
Current assets	14
Cash and cash equivalents	2
Total assets of disposal group held for sale	85
Non-current financial liabilities	11
Current liabilities	28
Total liabilities of disposal group held for sale	40
Net assets held for sale / book value	46
Assets and liabilities disposed of in respect of our operations in Senegal

April 27, 2018
(US$ millions)
Intangible assets, net	40
Property, plant and equipment, net	126
Other non-current assets	2
Current assets	56
Cash and cash equivalents	3
Total assets of disposal group held for sale	227
Non-current financial liabilities	8
Current liabilities	73
Total liabilities of disposal group held for sale	81
Net assets held for sale / book value	146

Schedule of discontinued operations
Results from discontinued operations

	Year ended December 31,
	2018	2017	2016
	(US$ millions)
Revenue	62	299	371
Cost of sales	(23)	(95)	(119)
Operating expenses	(26)	(131)	(174)
Depreciation and amortization	—	(37)	(79)
Other operating income (expenses), net	(10)	(4)	(6)
Gain on disposal of discontinued operations	(29)	39	32
Other expenses linked to the disposal of discontinued operations	(10)	(7)	(19)
Operating profit (loss)	(36)	64	6
Interest income (expense), net	(3)	(20)	(23)
Other non-operating (expenses) income, net	—	6	(10)
Profit (loss) before taxes	(39)	51	(26)
Credit (charge) for taxes, net	—	—	6
Net profit (loss) from discontinued operations	(39)	51	(20)

Cash flows from discontinued operations

	Year ended December 31,
	2018	2017	2016
	(US$ millions)
Cash from (used in) operating activities, net	(4)	26	10
Cash from (used in) investing activities, net	(6)	(33)	(53)
Cash from (used in) financing activities, net	—	(22)	18